PROPERTY AND EQUIPMENT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Property and equipment as of June 30, 2018 and December 31, 2017 is summarized as follows:

	June 30, 2018	December 31, 2017
Computer equipment	$72,570	$63,517
Equipment under capital lease	60,668	-
Furniture and fixtures	4,968	3,128
Total	138,206	66,645
Less accumulated depreciation	(43,400)	(31,651)
Property and equipment, net	$94,806	$34,994

Property and equipment as of December 31, 2017 and 2016 is summarized as follows:

	2017	2016
Computer equipment	$63,517	$25,478
Furniture and fixtures	3,128	-
Total	66,645	25,478
Less accumulated depreciation	(31,651)	(25,478)
Property and equipment, net	$34,994	$-